Accounts Payable and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Accounts Payable And Accrued Expenses Abstract
Schedule of accounts payable and accrued expenses
	June 30,	December 31,
	2022	2021
Accounts payable	$503,181	$747,768
Accrued liabilities	51,633	26,989
Payroll liabilities	50,974	6,812
Bonus accrual	600,000	-
VAT payable	-	3,217
	$1,205,788	$784,786